Basis of Presentation and General information	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General information [Abstract]
Basis of Presentation and General information
1.	Basis of Presentation and General information:

Castor Maritime Inc. (“Castor”) was incorporated in September 2017 under the laws of the Republic of the Marshall Islands. The accompanying consolidated financial statements include the accounts of Castor and its wholly owned and majority-owned subsidiaries (collectively, the “Company”). Castor is a diversified global shipping and energy company, with activities directly and indirectly in investment and asset management, vessel ownership, technical and commercial ship management and energy infrastructure projects. On December 21, 2018, Castor’s common shares, par value $0.001 (the “common shares”) began trading on the Euronext NOTC, under the symbol “CASTOR” and, on February 11, 2019, they began trading on the Nasdaq Capital Market, or Nasdaq, under the symbol “CTRM”. As of December 31, 2025, Castor was controlled by Thalassa Investment Co. S.A. (“Thalassa”) by virtue of its ownership of 100% of the Series B preferred shares of Castor and, as a result, Thalassa controlled the outcome of matters on which shareholders are entitled to vote. Thalassa is affiliated with Petros Panagiotidis, the Company’s Chairman, Chief Executive Officer and Chief Financial Officer.

On March 27, 2024, the Company effected a 1-for-10 reverse stock split on its issued and outstanding common shares (Note 15). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to this reverse stock split retroactively for the periods presented.

On March 7, 2023 (the “Distribution Date”), the Company contributed the subsidiaries constituting the Company’s Aframax/LR2 and Handysize tanker segments and Elektra Co. to the Company’s wholly owned subsidiary, Toro Corp. (“Toro”), in exchange for (i) the issuance by Toro to Castor of all 9,461,009 of Toro’s issued and outstanding common shares, and 140,000 1.00% Series A fixed rate cumulative perpetual convertible preferred shares of Toro (the “Series A Preferred Shares”), having a stated amount of $1,000 and a par value of $0.001 per share and (ii) the issuance of 40,000 Series B preferred shares of Toro, par value $0.001 per share, to Pelagos Holdings Corp, a company controlled by the Company’s Chairman, Chief Executive Officer and Chief Financial Officer. On the same day, the Company distributed all of Toro’s common shares outstanding to its holders of common shares of record at the close of business on February 22, 2023 at a ratio of one Toro common share for every ten Company common shares (such transactions collectively, the “Spin-Off”). The Spin-Off was concluded on March 7, 2023. Results of operations and cash flows of the Aframax/LR2 and Handysize tanker segments that were part of the Spin-Off are reported as discontinued operations for the year ended December 31, 2023 (Note 3). Toro’s shares commenced trading on the same date on the Nasdaq Capital Market under the symbol “TORO”. As part of the Spin-Off, Toro entered into various agreements effecting the separation of Toro’s business from the Company, including a Contribution and Spin-Off Distribution Agreement, pursuant to which, among other things, (i) the Company agreed to indemnify Toro and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries the Company retained after the Distribution Date and Toro agreed to indemnify the Company for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries, and (ii) Toro replaced the Company as guarantor under an $18.0 million term loan facility entered into by Alpha Bank S.A. and two of the Company’s former tanker-owning subsidiaries on April 27, 2021. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between the Company and Toro and provides the Company with certain registration rights relating to Toro’s common shares, if any, issued upon conversion of the Toro Series A Preferred Shares issued to the Company in connection with the Spin-Off.

The assets and liabilities of Toro on March 7, 2023, were as follows:
March 7, 2023
Cash and cash equivalents	$61,359,774
Accounts receivable trade, net	6,767,408
Due from related parties, current	4,528,948
Inventories	890,523
Prepaid expenses and other assets, current	1,447,062
Vessels, net	91,492,003
Restricted cash	700,000
Due from related parties, non-current	1,708,474
Prepaid expenses and other assets, non-current	4,449,999
Deferred charges, net	2,685,922
Due to Related Parties	(3,001,865)
Accounts payable	(2,432,095)
Accrued liabilities	(3,041,530)
Long-term debt, net	(12,413,056)
Net assets of Toro	155,141,567
Less: Investment in Preferred Shares of Toro issued as part of Spin-Off (refer Note 4(c))	(117,222,135)
Distribution of net assets of Toro to the Company’s shareholders	$37,919,432

With effect from July 1, 2022, Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), a related party controlled by the Company’s Chairman, Chief Executive Officer and Chief Financial Officer, Petros Panagiotidis, manages the Company’s business overall. Prior to this date, Castor Ships provided only commercial ship management and administrative services to the Company (see also Note 4).

Pavimar S.A. (“Pavimar”), a related party controlled by Ismini Panagiotidis, the sister of the Company’s Chairman, Chief Executive Officer, and Chief Financial Officer, Petros Panagiotidis, provided technical, crew and operational management services to the Company through the first half of 2022. With effect from July 1, 2022, Pavimar co-managed with Castor Ships the technical management of the Company’s dry bulk vessels, except  the M/V Magic Celeste, M/V Magic Ariel and M/V Magic Starlight, for which Castor Ships has provided the technical management since August 16, 2024, October 9, 2024 and December 18, 2024, respectively. As of December 31, 2025, all ship management agreements between the Company and Pavimar have been terminated. Castor Ships now exclusively provides the commercial and technical management of the Company’s entire fleet, while certain aspects of the management of a number of the Company’s vessels are subcontracted to related or third-party managers.

As of December 31, 2025, the Company owned a diversified fleet of 9 vessels, with a combined carrying capacity of 0.6 million dwt, consisting of four Kamsarmax, three Panamax and one Ultramax dry bulk vessels, as well as one 1,850 TEU containership.

On December 12, 2024, Castor Maritime Inc., through a wholly owned subsidiary, entered into a share purchase agreement, pursuant to which Castor agreed to acquire from MPC Münchmeyer Petersen & Co. GmbH (“MPC Holding”), subject to certain terms and conditions, 26,116,378 shares of common stock of MPC Münchmeyer Petersen Capital AG (“MPC Capital”), representing 74.09% of MPC Capital’s outstanding common stock, for a cash price of €7.00 per share, equivalent to aggregate consideration of €182.8 million (approximately $192.0 million at the time of the transaction), excluding transaction related costs. On December 16, 2024, the acquisition  of the 26,116,378 shares of common stock of MPC Capital was completed. MPC Capital is an investment and asset manager specializing in infrastructure projects in the maritime and energy sectors. Partnering and co-investing with institutional investors, MPC Capital provides tailor-made investment solutions, project access, and integrated asset management expertise, including technical and commercial ship management. The transaction was financed with cash on hand and the proceeds of (i) a $100 million senior term loan facility between Toro and Castor and (ii) the issuance of an additional 50,000 of Castor’s 5.00% Series D cumulative perpetual convertible preferred shares, par value $0.001 per share (the “Series D Preferred Shares”) to Toro for an aggregate consideration of $50,000,000, each of which are discussed in greater detail in Note 4.

The Company accounted for the control obtained in MPC Capital on December 16, 2024 “as a business combination”, which resulted in the application of the “acquisition method”, as defined under ASC 805, Business Combinations, with the Company to be considered the accounting acquirer of MPC Capital. The assets acquired and liabilities assumed on the date of control were recorded at fair value (Note 8).

As of December 31, 2025, Castor had 36 wholly-owned subsidiaries incorporated in the Republic of the Marshall Islands, 1 wholly-owned subsidiary incorporated in the Republic of Cyprus and 1 wholly-owned subsidiary incorporated in Germany. In addition, Castor had 79 majority-owned subsidiaries incorporated in Germany, 2 majority-owned subsidiaries incorporated in the Netherlands and 5 majority-owned subsidiaries, with one incorporated in each of Singapore, Colombia, Panama, Austria and the People’s Republic of China.

27 majority-owned subsidiaries incorporated in Germany were dissolved during the year ended December 31, 2025. The dissolutions were administrative in nature and did not result in any cash payments, proceeds, or distributions to the Company. Additionally, no gains or losses were recognized in connection with these dissolutions, as the carrying amounts of the entities’ net assets were not material at the time of dissolution.

Charterer concentration:

During the years ended December 31, 2023, 2024 and 2025, charterers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), all derived from the Company’s dry bulk and containers segments, were as follows:

Charterer	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
A	42%	41%	41%
B	28%	30%	21%
C	—%	10%	—%
D	10%	—%	—%
E	—%	—%	12%
Total	80%	81%	74%